Financial investments	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
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Financial investments
6.	Financial investments

	March 31, 2018	December 31, 2017
Short-term investment	—	210,103

	—	210,103

Short-term investments consisted of two repurchase agreements, with an average return of 96.0% of the Interbank Deposit Certificate (CDI). This financial asset was classified as fair value through profit and loss.

7.	Financial investments

	December 31,
	2017	2016
Short-term investment	210,103	131,239

	210,103	131,239

Short-term investments consist of two repurchase agreements, with an average return of 96.0% of the Interbank Deposit Certificate (CDI). This financial asset was classified as fair value through profit and loss.